Acquisition and sale of businesses and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) ₨ in Millions, ¥ in Millions, £ in Millions, $ in Millions		1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jul. 28, 2019	Aug. 31, 2019	Aug. 19, 2019	Aug. 16, 2018	Jun. 30, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Apr. 09, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 INR (₨)	Aug. 20, 2019	Jul. 29, 2019 GBP (£)	Jul. 29, 2019 USD ($)	Apr. 09, 2019 CNY (¥)	Aug. 17, 2018	Jun. 30, 2018 GBP (£)	Jul. 04, 2013
Disclosure of detailed information about business combination [line items]
Consideration payable	£ 69					£ 21	£ 69		£ 69	£ 69								£ 739
Proportion of ownership interest in subsidiary										100.00%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired											0.70%	0.70%	0.46%
Consideration payable											£ 60	₨ 5,495
Sichuan Shuijingfang Company Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired								3.14%								3.14%	20.29%
Consideration payable								£ 775								¥ 6,774
Transaction costs								£ 9
East African Breweries Limited | Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired														4.00%	4.00%
Consideration payable														£ 2	$ 3
USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										2.38%
Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		39.20%							40.20%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired																			14.98%
Proportion of ownership interest in subsidiary	55.94%		54.78%	54.78%			55.94%			55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										2.38%
Sichuan Shuijingfang Company Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					39.71%	63.14%